Stock-based Compensation - Summary of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 2,897	$ 4,564	$ 6,328	$ 9,830
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	171	1,598	1,010	3,899	$ 19,831
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 2,726	$ 2,966	$ 5,318	$ 5,931		$ 21,750